Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
April 30, 2025
BCF-NPRT3-0625
1.800333.121
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	187,600	34,248,027
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	2,964,100	27,595,771
Wheaton Precious Metals Corp (United States)	589,400	49,226,688

TOTAL BRAZIL		76,822,459
CANADA - 0.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	2,951,137	103,801,417
Groupe Dynamite Inc Subordinate Voting Shares	498,700	4,811,192
		108,612,609
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	773,560	34,918,496
Secure Waste Infrastructure Corp	141,655	1,349,144
		36,267,640
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (b)	2,155,200	183,946,320
IT Services - 0.3%
Shopify Inc Class A (b)	2,258,747	214,831,646
TOTAL INFORMATION TECHNOLOGY		398,777,966

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	289,100	49,661,598
TOTAL CANADA		593,319,813
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	1,299,300	79,583,365
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
WeRide Inc ADR (c)	398,300	2,584,967
Automobiles - 0.3%
BYD Co Ltd H Shares	3,423,500	162,603,397
Broadline Retail - 0.0%
JD.com Inc ADR	23,146	755,023
TOTAL CONSUMER DISCRETIONARY		165,943,387

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	3,214,400	5,978,784
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	15	1
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (c)	1,281,700	11,650,653
TOTAL CHINA		263,156,190
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,108	70,921,448
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	200,900	13,349,805
TOTAL DENMARK		84,271,253
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	4,728,824	114,673,982
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Hermes International SCA	21,285	57,653,495
LVMH Moet Hennessy Louis Vuitton SE	79,240	43,893,353

TOTAL FRANCE		101,546,848
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	325,800	16,755,894
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	277,300	81,024,287
TOTAL GERMANY		97,780,181
INDIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	7,877,591	37,911,665
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	336,400	7,410,331
Vodafone Idea Ltd (b)	469,252,105	39,414,567
		46,824,898
TOTAL COMMUNICATION SERVICES		84,736,563

Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (d)(e)	10,719,190	35,737,602
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	30,091,068	82,247,136
MakeMyTrip Ltd (b)	179,800	18,846,636
		101,093,772
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	23,720,498	74,192,136
TOTAL CONSUMER DISCRETIONARY		211,023,510

Consumer Staples - 0.1%
Food Products - 0.1%
Patanjali Foods Ltd	1,555,012	34,985,610
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	13,034,986	216,143,554
Reliance Industries Ltd GDR (g)	218,103	14,242,126
		230,385,680
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd	1,172,172	26,588,549
HDFC Bank Ltd ADR	436,000	31,692,840
ICICI Bank Ltd ADR	946,800	31,774,608
Kotak Mahindra Bank Ltd	249,800	6,519,874
		96,575,871
Consumer Finance - 0.0%
Bajaj Finance Ltd	60,600	6,175,028
Financial Services - 0.0%
Jio Financial Services Ltd (b)	6,689,593	20,632,878
TOTAL FINANCIALS		123,383,777

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	131,100	6,942,612
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,932,200	6,707,704
TOTAL INDUSTRIALS		13,650,316

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(d)(e)	9,912	4,588,364
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	575,900	18,662,973
Metals & Mining - 0.1%
Hindalco Industries Ltd	824,500	6,085,580
Welspun Corp Ltd	3,147,500	28,617,703
		34,703,283
TOTAL MATERIALS		53,366,256

TOTAL INDIA		756,120,076
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (e)	1,244,183	29,026,789
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	204,327	8,328,369
Rapyd Financial Network 2016 Ltd warrants (b)(d)(e)	4,241	64,081
		8,392,450
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(d)(e)	130,829	277,357
Xsight Labs Ltd warrants 12/30/2031 (b)(d)(e)	188,121	214,458
		491,815
TOTAL ISRAEL		8,884,265
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Nintendo Co Ltd	2,096,100	174,018,238
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (b)	171,300	2,055,888
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	1,455,360	27,753,715
TOTAL JAPAN		203,827,841
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	1,338,042	23,676,810
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	2,906,755	535,744,014
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	358,500	48,056,925
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	2,679,583	128,914,738
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	259,342	30,133,759
TOTAL SWITZERLAND		159,048,497
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,715,432	452,635,360
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	249,286	60,075,433
Flutter Entertainment PLC (United Kingdom) (b)	230,581	55,190,236
		115,265,669
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	491,800	21,417,889
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	856,502	48,555,989
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	13,549	10,213,643
TOTAL FINANCIALS		58,769,632

TOTAL UNITED KINGDOM		195,453,190
UNITED STATES - 91.9%
Communication Services - 15.4%
Entertainment - 4.4%
Netflix Inc (b)	2,041,824	2,310,773,057
ROBLOX Corp Class A (b)	4,122,200	276,393,510
Spotify Technology SA (b)	378,650	232,483,527
Take-Two Interactive Software Inc (b)	107,585	25,101,732
		2,844,751,826
Interactive Media & Services - 11.0%
Alphabet Inc Class A	20,317,021	3,226,342,936
Epic Games Inc (b)(d)(e)	6,131	3,919,732
Meta Platforms Inc Class A	5,581,228	3,064,094,172
Reddit Inc Class A (b)	662,382	77,213,870
Reddit Inc Class B (b)	566,705	66,060,802
Snap Inc Class A (b)	81,400,415	647,947,303
		7,085,578,815
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	54,600	13,483,470
TOTAL COMMUNICATION SERVICES		9,943,814,111

Consumer Discretionary - 18.6%
Automobiles - 1.6%
Neutron Holdings Inc (b)(d)(e)	7,152,433	433,437
Rad Power Bikes Inc (b)(d)(e)	928,091	83,528
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	980,651	215,743
Rivian Automotive Inc Class A (b)(c)	4,931,153	67,359,550
Tesla Inc (b)	3,305,757	932,752,396
		1,000,844,654
Broadline Retail - 8.9%
Amazon.com Inc (b)	31,063,016	5,728,641,411
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (b)	191,700	24,043,014
Duolingo Inc Class A (b)	233,062	90,772,988
		114,816,002
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (b)	716,500	96,225,950
Cava Group Inc (b)	412,089	38,089,386
Chipotle Mexican Grill Inc (b)	6,825,343	344,816,328
DraftKings Inc Class A (b)	4,224,668	140,639,198
Dutch Bros Inc Class A (b)	290,800	17,372,392
Planet Fitness Inc Class A (b)	541,900	51,258,321
Royal Caribbean Cruises Ltd	180,810	38,857,877
Sonder Holdings Inc Stage 1 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	0
Starbucks Corp	4,941,835	395,593,892
Sweetgreen Inc Class A (b)(c)	5,574,793	108,596,968
Yum! Brands Inc	427,500	64,313,100
		1,295,763,412
Household Durables - 0.8%
DR Horton Inc	204,000	25,773,360
Lennar Corp Class A	94,600	10,274,506
PulteGroup Inc	247,000	25,337,260
SharkNinja Inc (b)	5,006,725	403,041,363
Somnigroup International Inc	604,200	36,892,452
		501,318,941
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	11,559,483	79,644,837
Specialty Retail - 3.0%
Abercrombie & Fitch Co Class A (b)	1,015,171	70,473,171
Bath & Body Works Inc	927,200	28,288,872
Burlington Stores Inc (b)	187,000	42,082,480
Carvana Co Class A (b)	1,651,714	403,596,316
Dick's Sporting Goods Inc	132,700	24,913,098
Fanatics Inc Class A (b)(d)(e)	1,938,909	118,079,558
Five Below Inc (b)	1,106,718	83,988,829
Home Depot Inc/The	241,768	87,154,946
Lowe's Cos Inc	2,005,275	448,299,279
O'Reilly Automotive Inc (b)	4,700	6,651,440
Restoration Hardware Inc (b)(i)	1,134,533	208,788,108
TJX Cos Inc/The	2,660,730	342,382,736
Wayfair Inc Class A (b)	1,563,554	47,156,789
		1,911,855,622
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd (b)	5,549,700	83,467,488
Deckers Outdoor Corp (b)	2,798,973	310,210,178
Lululemon Athletica Inc (b)	2,538,157	687,256,771
NIKE Inc Class B	1,987,336	112,085,750
Tory Burch LLC Class A (b)(d)(e)(j)	293,611	9,806,607
Under Armour Inc Class A (b)(c)	9,800,200	56,057,144
VF Corp (c)	1,599,700	19,004,436
		1,277,888,374
TOTAL CONSUMER DISCRETIONARY		11,910,773,253

Consumer Staples - 1.8%
Beverages - 0.3%
Celsius Holdings Inc (b)	615,300	21,510,888
Coca-Cola Co/The	2,140,900	155,322,295
		176,833,183
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	2,341,000	51,455,180
BJ's Wholesale Club Holdings Inc (b)	350,000	41,146,000
Costco Wholesale Corp	154,888	154,036,116
Dollar Tree Inc (b)	870,241	71,159,607
Maplebear Inc (b)	160,500	6,402,345
Walmart Inc	2,846,285	276,801,216
		601,000,464
Food Products - 0.1%
Freshpet Inc (b)(c)	533,400	39,226,236
Real Good Food Co LLC /The Class B (b)(e)	105,172	1
Real Good Food Co LLC /The Class B unit (b)(g)	105,172	989
		39,227,226
Household Products - 0.0%
Procter & Gamble Co/The	164,200	26,693,994
Tobacco - 0.5%
JUUL Labs Inc Class A (b)(d)(e)	29,210,272	35,636,532
JUUL Labs Inc Class B (b)(d)(e)	6,625	8,082
Philip Morris International Inc	1,592,603	272,908,450
		308,553,064
TOTAL CONSUMER STAPLES		1,152,307,931

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	132,100	30,529,631
Financials - 4.0%
Capital Markets - 1.4%
Ares Management Corp Class A	544,000	82,976,319
Blue Owl Capital Inc Class A	6,959,464	128,958,868
Charles Schwab Corp/The	1,091,700	88,864,380
Goldman Sachs Group Inc/The	361,192	197,770,680
KKR & Co Inc Class A	820,836	93,796,930
Moody's Corp	195,684	88,668,334
Morgan Stanley	819,704	94,610,236
Robinhood Markets Inc Class A (b)	2,407,657	118,240,035
		893,885,782
Consumer Finance - 0.0%
American Express Co	168,556	44,905,004
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)(c)	1,443,700	71,838,512
Apollo Global Management Inc	1,085,218	148,110,553
Berkshire Hathaway Inc Class B (b)	55,763	29,735,620
Block Inc Class A (b)	2,249,346	131,519,261
Fiserv Inc (b)	135,000	24,916,950
Mastercard Inc Class A	1,432,804	785,262,560
Rocket Cos Inc Class A (c)	1,646,900	21,261,478
Toast Inc Class A (b)	1,614,892	57,457,857
Visa Inc Class A	616,187	212,892,609
		1,482,995,400
Insurance - 0.3%
Progressive Corp/The	628,285	177,013,016
TOTAL FINANCIALS		2,598,799,202

Health Care - 7.0%
Biotechnology - 1.3%
AbbVie Inc	620,100	120,981,510
Alnylam Pharmaceuticals Inc (b)	278,652	73,352,352
Apogee Therapeutics Inc (b)	275,454	10,811,570
Arcellx Inc (b)	87,186	5,662,731
Avidity Biosciences Inc (b)	218,066	7,119,855
Cibus Inc Class A (b)	153,600	330,240
Exact Sciences Corp (b)	842,874	38,468,769
Gilead Sciences Inc	3,081,300	328,281,702
Janux Therapeutics Inc (b)	231,942	7,700,474
Legend Biotech Corp ADR (b)	486,476	17,002,336
Moderna Inc (b)	915,691	26,133,821
MoonLake Immunotherapeutics Class A (b)	392,858	16,531,465
Natera Inc (b)	220,700	33,310,251
Regeneron Pharmaceuticals Inc	214,993	128,729,209
Scholar Rock Holding Corp (b)	412,100	13,562,211
Summit Therapeutics Inc (b)	176,300	4,252,356
Viking Therapeutics Inc (b)	601,437	17,363,486
		849,594,338
Health Care Equipment & Supplies - 1.8%
Blink Health LLC Class A1 (b)(d)(e)	63,681	2,303,978
Boston Scientific Corp (b)	6,648,260	683,906,506
Glaukos Corp (b)	458,052	43,171,401
Insulet Corp (b)	294,900	74,400,321
Intuitive Surgical Inc (b)	380,991	196,515,158
Kestra Medical Technologies Ltd	435,500	10,478,130
Masimo Corp (b)	140,725	22,651,096
Stryker Corp	317,705	118,796,254
		1,152,222,844
Health Care Providers & Services - 0.7%
Cardinal Health Inc	635,600	89,803,924
Cencora Inc	181,400	53,090,338
CVS Health Corp	437,900	29,212,309
GeneDx Holdings Corp Class A (b)	846,806	56,608,981
McKesson Corp	141,900	101,144,901
UnitedHealth Group Inc	276,492	113,759,869
		443,620,322
Health Care Technology - 0.0%
Claritev Corp warrants (b)	138,859	1
Waystar Holding Corp (b)	536,000	19,923,120
		19,923,121
Life Sciences Tools & Services - 0.1%
Danaher Corp	104,800	20,889,784
Revvity Inc (c)	25,800	2,410,494
Veterinary Emergency Group (b)(d)(e)(j)	524,494	38,078,264
		61,378,542
Pharmaceuticals - 3.1%
Eli Lilly & Co	2,197,050	1,975,038,098
TOTAL HEALTH CARE		4,501,777,265

Industrials - 4.5%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	244,900	150,197,170
Boeing Co (b)	2,108,105	386,289,160
GE Aerospace	895,626	180,504,464
Howmet Aerospace Inc	1,129,115	156,472,757
Relativity Space Inc (b)(e)	34,452	38,931
Space Exploration Technologies Corp (b)(d)(e)	3,006,587	556,218,595
Space Exploration Technologies Corp Class C (b)(d)(e)	104,067	19,252,395
Standardaero Inc (c)	336,400	9,089,528
		1,458,063,000
Building Products - 0.1%
AZEK Co Inc/The Class A (b)	803,042	39,798,762
Builders FirstSource Inc (b)	255,820	30,603,747
Trex Co Inc (b)	285,600	16,513,391
		86,915,900
Electrical Equipment - 0.3%
Acuity Inc	98,877	24,087,426
GE Vernova Inc	418,368	155,139,222
		179,226,648
Ground Transportation - 1.1%
Lyft Inc Class A (b)	5,242,131	65,002,424
Uber Technologies Inc (b)	8,013,400	649,165,534
		714,167,958
Industrial Conglomerates - 0.0%
3M Co	132,800	18,447,248
Machinery - 0.0%
Chart Industries Inc (b)	96,000	12,958,080
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	640,804	28,368,393
Delta Air Lines Inc	336,300	14,000,169
Southwest Airlines Co	449,900	12,579,204
United Airlines Holdings Inc (b)	681,200	46,880,184
		101,827,950
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	164,718	27,946,056
FTAI Aviation Ltd	2,748,030	294,341,493
		322,287,549
TOTAL INDUSTRIALS		2,893,894,333

Information Technology - 39.5%
Communications Equipment - 0.1%
Lumentum Holdings Inc (b)	730,100	43,105,104
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	1,741,900	134,039,205
Coherent Corp (b)	1,182,973	76,088,823
		210,128,028
IT Services - 1.1%
Cloudflare Inc Class A (b)	436,700	52,744,626
Coreweave Inc Class A (f)	2,961,220	122,298,386
Coreweave Inc Class A	336,020	13,877,626
Coreweave Inc Class A (e)(f)	192,249	9,408,858
Okta Inc Class A (b)	2,713,862	304,386,762
Snowflake Inc Class A (b)	1,090,630	173,944,579
Twilio Inc Class A (b)	201,800	19,516,078
X.Ai Holdings Corp Class A (d)(e)	545,761	19,953,022
		716,129,937
Semiconductors & Semiconductor Equipment - 17.2%
Astera Labs Inc (b)	3,123,674	204,007,149
Broadcom Inc	5,718,360	1,100,612,749
GlobalFoundries Inc (b)	3,140,947	110,153,011
Impinj Inc (b)	305,521	28,147,650
Lam Research Corp	486,960	34,900,423
Marvell Technology Inc	19,689,510	1,149,276,699
Micron Technology Inc	540,000	41,553,000
Monolithic Power Systems Inc	650,768	385,970,501
NVIDIA Corp	72,732,245	7,921,996,126
ON Semiconductor Corp (b)	1,532,376	60,835,327
		11,037,452,635
Software - 9.8%
Applied Intuition Inc Class A (d)(e)	33,762	4,604,799
AppLovin Corp Class A (b)	2,824,680	760,714,571
Atom Tickets LLC (b)(d)(e)(j)	1,204,239	12
Cadence Design Systems Inc (b)	21,400	6,371,636
Celestial AI Inc (d)(e)	44,508	683,643
Crowdstrike Holdings Inc Class A (b)	131,700	56,482,179
Datadog Inc Class A (b)	844,286	86,252,258
Figma Inc Class A (d)(e)	253,830	6,023,386
HubSpot Inc (b)	205,329	125,558,684
Life360 Inc (b)(c)	340,756	14,618,432
Microsoft Corp	11,692,876	4,621,726,168
MicroStrategy Inc Class A (b)	70,300	26,721,733
Monday.com Ltd (b)	144,200	40,518,758
OpenAI Global LLC rights (b)(d)(e)	29,421,124	43,249,052
OpenAI Global LLC rights (b)(d)(e)	5,849,403	5,849,403
Oracle Corp	1,497,143	210,677,963
Palantir Technologies Inc Class A (b)	244,700	28,982,268
SailPoint Inc	566,900	9,728,004
Servicenow Inc (b)	262,477	250,668,160
Stripe Inc Class B (b)(d)(e)	173,600	6,162,800
Synopsys Inc (b)	14,000	6,426,140
Tanium Inc Class B (b)(d)(e)	554,900	4,683,356
Zoom Communications Inc Class A (b)	109,500	8,490,630
		6,325,194,035
Technology Hardware, Storage & Peripherals - 11.0%
Apple Inc	33,245,345	7,064,635,813
Sandisk Corp/DE	437,552	14,049,795
		7,078,685,608
TOTAL INFORMATION TECHNOLOGY		25,410,695,347

Materials - 0.5%
Chemicals - 0.1%
Sherwin-Williams Co/The	154,086	54,380,031
Construction Materials - 0.2%
CRH PLC	293,566	28,012,068
James Hardie Industries PLC ADR (b)	1,014,100	24,074,734
Martin Marietta Materials Inc	89,190	46,733,776
Vulcan Materials Co	215,877	56,631,013
		155,451,591
Metals & Mining - 0.2%
Carpenter Technology Corp	671,562	131,364,243
TOTAL MATERIALS		341,195,865

Real Estate - 0.6%
Health Care REITs - 0.5%
Welltower Inc	1,972,447	300,975,688
Office REITs - 0.0%
Douglas Emmett Inc	215,200	2,976,216
Kilroy Realty Corp	309,300	9,746,043
		12,722,259
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	990,555	66,694,068
TOTAL REAL ESTATE		380,392,015

TOTAL UNITED STATES		59,164,178,953
TOTAL COMMON STOCKS (Cost $28,291,431,526)		62,942,471,473

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	2,432,800	6,605,539
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	647,200	1,757,277
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(k)	23,930,515	29,996,901
		38,359,717
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	187,681	196,820
TOTAL UNITED STATES		38,556,537
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $27,198,196)		38,556,537

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	164,500	8,366,470
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(e)	293,038	62,209,037
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(d)(e)	170,267	33,141,839
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (d)(e)	913,194	25,231,550
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (d)(e)	199,367	15,123,981
Meesho Series E (d)(e)	33,209	2,519,234
Meesho Series E1 (b)(d)(e)	39,951	3,030,683
Meesho Series F (b)(d)(e)	577,413	44,680,218
		65,354,116
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(d)(e)	23,689	10,965,876
Pine Labs Pvt Ltd Series A (b)(d)(e)	5,920	2,740,427
Pine Labs Pvt Ltd Series B (b)(d)(e)	6,440	2,981,140
Pine Labs Pvt Ltd Series B2 (b)(d)(e)	5,209	2,411,298
Pine Labs Pvt Ltd Series C (b)(d)(e)	9,690	4,485,598
Pine Labs Pvt Ltd Series C1 (b)(d)(e)	2,041	944,799
Pine Labs Pvt Ltd Series D (b)(d)(e)	2,183	1,010,533
		25,539,671
TOTAL INDIA		90,893,787
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (d)(e)	14,138	552,796
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	932,003	3,178,130
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	1,192,000	6,556,000
Xsight Labs Ltd Series E (d)(e)	940,603	6,697,093
Xsight Labs Ltd Series E1 (d)(e)	436,098	3,732,999
		16,986,092
TOTAL ISRAEL		20,717,018
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	50,654,200	3,069,644
Neutron Holdings Inc Series 1D (b)(d)(e)	85,315,542	5,170,122
Rad Power Bikes Inc Series A (b)(d)(e)	120,997	10,889
Rad Power Bikes Inc Series C (b)(d)(e)	476,111	114,267
Rad Power Bikes Inc Series D (b)(d)(e)	867,000	338,130
Waymo LLC Series A2 (b)(d)(e)	81,316	5,259,519
Waymo LLC Series C2 (d)(e)	149,427	11,638,870
		25,601,441
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	6,100	1,483,337
TOTAL CONSUMER DISCRETIONARY		27,084,778

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	166,200	5,271,864
GoBrands Inc Series H (b)(d)(e)	104,029	4,240,222
		9,512,086
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	2,570,575	3,136,102
JUUL Labs Inc Series D (b)(d)(e)	13,822	16,862
JUUL Labs Inc Series E (b)(d)(e)	14,959	18,250
		3,171,214
TOTAL CONSUMER STAPLES		12,683,311

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	363,100	4,284,580
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	150,460	9,700,157
Tenstorrent Holdings Inc Series D1 (d)(e)	112,771	7,775,560
Tenstorrent Holdings Inc Series D2 (d)(e)	47,443	3,138,829
		24,899,126
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(d)(e)	3,301	620,290
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	5,347	957,060
Neurona Therapeutics Inc Series F (d)(e)	1,902,800	3,919,768
		5,497,118
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	170,685	6,175,384
Blink Health LLC Series D (d)(e)	38,410	1,389,674
		7,565,058
TOTAL HEALTH CARE		13,062,176

Industrials - 0.8%
Aerospace & Defense - 0.8%
ABL Space Systems Co Series A10 (d)(e)	789,444	339,461
ABL Space Systems Co Series A8 (d)(e)	306,520	131,804
ABL Space Systems Co Series A9 (d)(e)	158,338	68,085
Anduril Industries Inc Series F (d)(e)	544,932	22,276,820
Anduril Industries Inc Series G (d)(e)	254,700	10,412,136
Space Exploration Technologies Corp Series G (b)(d)(e)	98,074	181,436,900
Space Exploration Technologies Corp Series H (b)(d)(e)	25,767	47,668,950
Space Exploration Technologies Corp Series J (b)(d)(e)	5,376	9,945,600
Space Exploration Technologies Corp Series N (b)(d)(e)	79,406	146,901,100
		419,180,856
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	281,500	9,210,680
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	101,010	8,749,486
Beta Technologies Inc Series C, 6% (d)(e)	25,529	2,269,273
		11,018,759
TOTAL INDUSTRIALS		439,410,295

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(d)(e)	771,513	2,646,290
Enevate Corp Series E (b)(d)(e)	12,084,432	5,921,372
Frore Systems Inc Series C (d)(e)	366,694	5,240,057
Menlo Microsystems Inc Series C (b)(d)(e)	4,680,700	2,012,700
		15,820,419
IT Services - 0.3%
Gupshup Inc (b)(d)(e)	709,497	4,760,725
X.Ai Holdings Corp Series B (d)(e)	3,688,585	134,854,668
X.Ai Holdings Corp Series C (d)(e)	674,457	24,658,148
Yanka Industries Inc Series F (b)(d)(e)	508,854	2,142,275
		166,415,816
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(e)	391,847	9,917,648
Alif Semiconductor Series D (d)(e)	217,800	5,889,312
Danger Devices Inc Series B (d)(e)	4,462,000	4,015,800
Rexford Industrial Realty Inc 5.625% Series C (b)(d)(e)	810,037	7,023,021
Rexford Industrial Realty Inc 5.875% Series D (e)	194,389	1,796,154
SiMa Technologies Inc Series B (b)(d)(e)	2,821,200	15,375,540
SiMa Technologies Inc Series B1 (b)(d)(e)	188,978	1,245,365
		45,262,840
Software - 0.4%
Algolia Inc Series D (b)(d)(e)	276,495	4,313,321
Anthropic PBC Series D (d)(e)	393,051	20,729,510
Anthropic PBC Series E (d)(e)	39,600	2,000,988
Applied Intuition Inc Series A2 (d)(e)	43,948	5,994,068
Applied Intuition Inc Series B2 (d)(e)	21,192	2,890,377
Celestial AI Inc Series A (d)(e)	283,807	4,359,276
Celestial AI Inc Series B (d)(e)	213,558	3,280,251
Celestial AI Inc Series C1 (d)(e)	855,468	13,139,988
Crusoe Energy Systems LLC Series D (d)(e)	300,371	6,527,062
Databricks Inc Series G (b)(d)(e)	437,958	36,744,676
Databricks Inc Series H (b)(d)(e)	273,924	22,982,224
Databricks Inc Series I (b)(d)(e)	6,675	560,032
Databricks Inc Series J (d)(e)	190,149	15,953,501
Dataminr Inc Series D, 8% (b)(d)(e)	277,250	2,836,267
Lyte Ai Inc Series B (d)(e)	692,307	7,677,685
MOLOCO Inc Series A (b)(d)(e)	103,822	5,911,625
Mountain Digital Inc Series D (b)(d)(e)	524,265	6,836,416
Nuro Inc/CA Series E (d)(e)	465,136	5,949,089
Runway AI Inc Series D (d)(e)	540,130	5,266,267
Skyryse Inc Series B (b)(d)(e)	560,000	14,509,600
Stripe Inc Series H (b)(d)(e)	73,100	2,595,050
Stripe Inc Series I (b)(d)(e)	1,129,819	40,108,575
		231,165,848
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	372,617	21,704,940
Lightmatter Inc Series C2 (b)(d)(e)	58,528	3,494,707
Lightmatter Inc Series D (d)(e)	363,511	27,088,840
		52,288,487
TOTAL INFORMATION TECHNOLOGY		510,953,410

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	2,271,329	49,242,413
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	341,408	8,839,053
Redwood Materials Series D (b)(d)(e)	97,832	2,532,870
		11,371,923
TOTAL UNITED STATES		1,088,707,432
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,000,600,111)		1,329,267,133

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $9,830,735)	29,758	5,782,872

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	980,651	897,949
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(l)	6,999,700	7,138,295
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(l)	671,584	604,067
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	3,014,425	3,055,187
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	1,324,031	1,498,406
TOTAL INFORMATION TECHNOLOGY		5,157,660

TOTAL UNITED STATES		13,193,904
TOTAL PREFERRED SECURITIES (Cost $12,990,391)		13,193,904

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.33	217,462,928	217,506,420
Fidelity Securities Lending Cash Central Fund (m)(n)	4.33	198,273,138	198,292,965
TOTAL MONEY MARKET FUNDS (Cost $415,799,385)			415,799,385

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $29,757,850,344)	64,745,071,304
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(289,268,906)
NET ASSETS - 100.0%	64,455,802,398

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,325,652,874 or 3.6% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $205,899,380 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,919,925 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,619,422 or 0.0% of net assets.

(i)	Affiliated company
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $67,831.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	1,348,925

ABL Space Systems Co Series A8	3/24/21	12,165,467

ABL Space Systems Co Series A9	10/22/21	9,626,140

AgBiome LLC Series C	6/29/18	6,911,967

Akeana Series C	1/23/24	4,633,446

Algolia Inc Series D	7/23/21	8,086,110

Alif Semiconductor Series C	3/08/22	7,953,922

Alif Semiconductor Series D	4/11/25	5,884,324

Anduril Industries Inc Series F	8/07/24	11,844,969

Anduril Industries Inc Series G	4/17/25	10,412,849

Ant International Co Ltd Class C	5/16/18	12,251,284

Anthropic PBC Series D	5/31/24	11,793,299

Anthropic PBC Series E	2/14/25	2,221,025

Applied Intuition Inc Class A	7/02/24	2,015,419

Applied Intuition Inc Series A2	7/02/24	2,623,471

Applied Intuition Inc Series B2	7/02/24	1,265,054

Atom Tickets LLC	8/15/17	7,309,774

Beta Technologies Inc Series A	4/09/21	7,401,003

Beta Technologies Inc Series C, 6%	10/24/24	2,922,305

Blink Health LLC Class A1	12/30/20 - 6/17/24	1,806,910

Blink Health LLC Series C	11/07/19 - 7/14/21	6,516,071

Blink Health LLC Series D	6/17/24 - 6/25/24	1,613,220

Bolt Technology OU Series E	1/03/22	44,234,771

ByteDance Ltd Series E1	11/18/20	32,109,399

Castle Creek Biosciences Inc Series A4	9/29/16	9,830,736

Castle Creek Biosciences Inc Series B	10/09/18	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/21	916,700

Celestial AI Inc	2/25/25	659,417

Celestial AI Inc Series A	2/25/25	4,204,799

Celestial AI Inc Series B	2/25/25	3,164,011

Celestial AI Inc Series C1	2/25/25	14,910,978

Cellink Corp Series D	1/20/22	16,065,910

Crusoe Energy Systems LLC Series D	12/10/24	8,762,375

Danger Devices Inc Series B	3/05/25	4,018,031

Databricks Inc Series G	2/01/21	25,893,230

Databricks Inc Series H	8/31/21	20,129,068

Databricks Inc Series I	9/14/23	490,613

Databricks Inc Series J	12/17/24	17,588,783

Dataminr Inc Series D, 8%	3/06/15	3,534,938

Diamond Foundry Inc Series C	3/15/21	54,511,896

Discord Inc Series I	9/15/21	3,358,809

Element Labs Inc Series A	2/11/25	3,437,784

Enevate Corp 10% 5/12/2025	11/12/24	187,681

Enevate Corp 6%	11/02/23 - 10/31/24	671,584

Enevate Corp Series E	1/29/21	13,397,828

Epic Games Inc	7/30/20	3,525,325

Fanatics Inc Class A	8/13/20 - 10/24/22	78,989,836

Figma Inc Class A	5/15/24	5,887,079

Frore Systems Inc Series C	5/10/24	5,892,919

GoBrands Inc Series G	3/02/21	41,503,015

GoBrands Inc Series H	7/22/21	40,414,287

Gupshup Inc	6/08/21	16,222,791

HeartFlow Inc 0%	3/26/25	6,999,700

JUUL Labs Inc Class A	12/20/17 - 2/23/24	30,079,410

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

JUUL Labs Inc Series E	12/20/17	320,665

Lenskart Solutions Pvt Ltd	4/30/24	29,540,064

Lightmatter Inc Series C1	5/19/23	6,132,083

Lightmatter Inc Series C2	12/18/23	1,521,833

Lightmatter Inc Series D	10/11/24	29,164,669

Lyte Ai Inc Series B	8/13/24	8,782,676

Meesho Series D2	7/15/24	11,164,552

Meesho Series E	7/15/24	1,859,704

Meesho Series E1	4/18/24	2,237,256

Meesho Series F	9/21/21 - 7/15/24	43,634,380

Menlo Microsystems Inc Series C	2/09/22	6,204,268

MOLOCO Inc Series A	6/26/23	6,229,320

Mountain Digital Inc Series D	11/05/21	12,039,903

Neurona Therapeutics Inc Series F	3/28/25	3,919,768

Neutron Holdings Inc	2/04/21	71,531

Neutron Holdings Inc 4% 5/22/2027	6/04/20	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	647,200

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	23,930,515

Neutron Holdings Inc Series 1C	7/03/18	9,261,614

Neutron Holdings Inc Series 1D	1/25/19	20,689,019

Nuro Inc/CA Series E	4/01/25	5,950,713

OpenAI Global LLC rights	9/30/24	29,421,124

OpenAI Global LLC rights	4/11/25	5,849,403

Oura Health Oy Series D	12/18/24	23,459,954

Pine Labs Pvt Ltd	6/30/21	3,696,224

Pine Labs Pvt Ltd Series 1	6/30/21	8,833,117

Pine Labs Pvt Ltd Series A	6/30/21	2,207,767

Pine Labs Pvt Ltd Series B	6/30/21	2,401,655

Pine Labs Pvt Ltd Series B2	6/30/21	1,942,664

Pine Labs Pvt Ltd Series C	6/30/21	3,613,450

Pine Labs Pvt Ltd Series C1	6/30/21	761,443

Pine Labs Pvt Ltd Series D	6/30/21	814,390

Rad Power Bikes Inc	1/21/21	4,476,962

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	980,651

Rad Power Bikes Inc Series A	1/21/21	583,670

Rad Power Bikes Inc Series C	1/21/21	2,296,683

Rad Power Bikes Inc Series D	9/17/21	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Rapyd Financial Network 2016 Ltd	3/30/21	14,999,992

Rapyd Financial Network 2016 Ltd	3/06/25	618,931

Rapyd Financial Network 2016 Ltd warrants	3/06/25	0

Redwood Materials Series C	5/28/21	16,183,924

Redwood Materials Series D	6/02/23	4,670,095

Revolut Group Holdings Ltd	12/27/24	11,784,207

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	6,303,546

Runway AI Inc Series D	9/06/24	5,855,969

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	3,014,425

SiMa Technologies Inc Series B	5/10/21	14,465,421

SiMa Technologies Inc Series B1	4/25/22	1,340,024

Skyryse Inc 0% 2/5/2027	8/13/24	1,324,031

Skyryse Inc Series B	10/21/21	13,820,783

Space Exploration Technologies Corp	10/16/15 - 12/09/24	60,518,403

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	11,127,463

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	8,180,646

Space Exploration Technologies Corp Series H	8/04/17	3,478,545

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	21,439,620

Stripe Inc Class B	5/18/21	6,966,287

Stripe Inc Series H	3/15/21	2,933,138

Stripe Inc Series I	3/20/23 - 5/12/23	22,747,934

Taalas Inc Series B	2/19/25	9,033,254

Tanium Inc Class B	4/21/17	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/21	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/24	3,604,719

Tory Burch LLC Class A	5/14/15	20,805,876

Veterinary Emergency Group	9/16/21 - 3/17/22	21,692,451

Waymo LLC Series A2	5/08/20	6,982,377

Waymo LLC Series C2	10/18/24	11,685,386

X.Ai Holdings Corp Class A	10/25/22	19,660,000

X.Ai Holdings Corp Series B	5/13/24	44,152,362

X.Ai Holdings Corp Series C	11/22/24	14,601,994

Xsight Labs Ltd Series D	2/16/21	9,531,232

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	7,524,825

Xsight Labs Ltd Series E1	1/11/24	3,487,040

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series F	4/08/21	16,220,637

Zipline International Inc Series G	6/07/24	11,807,883

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

Coreweave Inc Class A	9/24/2025

Coreweave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,919,537	2,897,047,495	2,714,460,612	2,008,590	-	-	217,506,420	217,462,928	0.4%
Fidelity Securities Lending Cash Central Fund	200,820,844	1,799,526,748	1,802,054,627	923,638	-	-	198,292,965	198,273,138	0.7%
Total	235,740,381	4,696,574,243	4,516,515,239	2,932,228	-	-	415,799,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Real Good Food Co LLC /The Class B	13	-	-	-	-	(12)	-	-
Real Good Food Co LLC /The Class B unit	643,657	-	-	-	-	(642,668)	-	-
Restoration Hardware Inc	296,338,476	29,150,366	-	-	-	(116,700,734)	208,788,108	1,134,533
Warby Parker Inc Class A	88,773,876	-	100,443,967	-	(49,785,554)	61,455,645	-	-
Total	385,756,022	29,150,366	100,443,967	-	(49,785,554)	(55,887,769)	208,788,108

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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